Derivative Instruments (Details) (USD $)	12 Months Ended					12 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 28, 2009	Sep. 30, 2004	Dec. 31, 2010 Other Liabilities [Member]	Dec. 31, 2009 Other Liabilities [Member]	Dec. 31, 2010 Realized Loss [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2009 Realized Loss [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2008 Realized Loss [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2010 Interest Expense [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2008 Interest Expense [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2009 Interest Expense [Member] Cash Flow Hedging [Member]	Sep. 28, 2009 Interest Rate Swap [Member]	Sep. 30, 2004 Interest Rate Swap [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2009 Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2008 Interest Rate Swap [Member] Cash Flow Hedging [Member]	Sep. 30, 2010 August 2009 Swap [Member]	Sep. 30, 2010 September 2009 Swap [Member]
Fair value of derivative instruments
Cash flow hedge interest rate swaps				$ 482,000	$ 2,381,000
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) on interest rate swap recognized in OCI (effective portion)														(10,307,000)	(3,513,000)	7,669,000
Gain (loss) reclassified from AOCI into income (effective portion)									(2,244,000)	(160,000)	(971,000)
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)						0	0	(23,393,000)
Derivative Instruments (Textuals) [Abstract]
Hedging losses included in accumulated other comprehensive income	1,643,000
Notional amount of interest rate swap	12,650,000											48,155,000	52,198,000
Term of interest payments Hedged	7 Years
Cash payment for termination interest rate swap																	6,645,000	4,365,000
Interest Rate swap Effective Date												Sep. 30, 2009	Aug. 12, 2009
Interest Rate swap maturity Date												Oct. 01, 2016	Sep. 01, 2016
Amount of long-term debt to be offset by Interest rate Cash Flow Hedge	$ 12,650,000	$ 48,155,000	$ 52,198,000
Fixed rate of swap	0.0550											0.032675	0.0393